Operating expenses	12 Months Ended
Dec. 31, 2021
Operating expenses
Operating expenses

3 Operating expenses

Operating expenses are expenses NatWest Group incurs for operation of the business such as salaries, bonus awards, pension costs, depreciation and other administrative expenses. Operating expenses are expenses NatWest Group incurs in the running of the business such as all personnel expenditure (for example salaries, bonus awards, pension costs and social security costs), premises and equipment costs (that arise from the occupation of premises and the use of equipment), depreciation and amortisation and other administrative expenses.

For accounting policy information see Accounting policies note 4.

	2021	2020 (1)	2019 (1)
Continuing operations	£m	£m	£m
Salaries	2,295	2,494	2,477
Bonus awards	267	232	299
Temporary and contract costs	240	258	401
Social security costs	300	316	296
Pension costs	354	340	301
- defined benefit schemes (see Note 5)	215	215	188
- defined contribution schemes	139	125	113
Other	220	238	202
Staff costs	3,676	3,878	3,976

Premises and equipment (2)	1,133	1,222	1,258
UK bank levy (3)	99	167	134
Depreciation and amortisation (4,5)	923	913	1,218
Other administrative expenses (6)	1,927	1,678	2,694
Administrative expenses	4,082	3,980	5,304
	7,758	7,858	9,280

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(2)	2021 includes cost of £33 million including accelerated depreciation of £41 million (2020 - £144 million including £71 million accelerated depreciation; 2019 - £161 million including £40 million accelerated depreciation) in relation to the planned reduction of the property portfolio (2021 – freehold £3 million; leasehold £30 million; 2020 - freehold £1 million; leasehold £143 million; 2019 - freehold £4 million; leasehold £157 million).
(3)	2019 includes a rebate of £31 million relating to prior periods.
(4)	2021 includes a £58 million charge relating to the reduction in property portfolio, leasehold £48 million and freehold £10 million (2020 - £107 million charge, leasehold £86 million and freehold £21 million; 2019 - £287 million charge, leasehold £37 million and freehold £250 million).
(5)	Includes impairment of goodwill of £85 million.
(6)	Includes litigation and conduct costs, net of amounts recovered. Refer to Notes 21 and 27 for further details.

The average number of persons employed, rounded to the nearest hundred, during the year, excluding temporary staff,was 59,200 (2020 - 61,400;2019 - 64,200). The average number of temporary employees during 2021 was 2,500 (2020 - 3,200;2019 - 4,100).

The number of persons employed at 31 December, excluding temporary staff, by reportable segment, was as follows:

Continuing operations	2021	2020	2019
Retail Banking	15,800	17,200	19,600
Private Banking	1,900	1,900	1,700
Commercial Banking	8,400	9,700	9,700
RBS International	1,400	1,500	1,600
NatWest Markets	1,600	2,100	5,000
Central items & other	27,000	24,900	22,600
Ulster Bank RoI (1)	1,700	1,900	2,000
Total	57,800	59,200	62,200

UK	40,600	42,500	44,600
USA	300	300	400
India	13,500	13,200	13,500
Poland	1,400	1,200	1,300
Republic of Ireland	1,200	1,400	1,500
Rest of the World	800	600	900
Total	57,800	59,200	62,200

(1)	Total number of persons employed in Ulster Bank RoI of 2,400 (2020 – 2,600; 2019 – 2,700) includes 700 people employed in discontinued operations at 31 December 2021 (2020 – 700; 2019 – 700).

3 Operating expenses continued

Share-based payments

As described in the Remuneration report, NatWest Group grants share-based awards to employees principally on the following bases:

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Channel Islands, Gibraltar, Isle of Man, Poland and India.	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2022 to 2026
Deferred performance awards	All	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances	2022 to 2028
Long-term incentives (2)	Senior employees	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances and/or satisfaction of the pre-vest assessment and underpins	2022 to 2028

(1)	All awards have vesting conditions which may not be met.
(2)	Long-term incentives include buy-out awards offered to compensate certain new hires for the loss of forfeited awards from their previous employment. All awards are granted under the Employee Share Plan.

The fair value of Sharesave options granted in 2021 was determined using a pricing model that included: expected volatility of shares determined at the grant date based on historical volatility over a period of up to five years; expected option lives that equal the vesting period; expected dividends on equity shares; and risk-free interest rates determined from UK gilts with terms matching the expected lives of the options.

The exercise price of options and the fair value on granting awards of fully paid shares is the average market price over the five trading days (three trading days for Sharesave) preceding grant date. When estimating the fair value of the award, the number of shares granted, and the prevailing market price (as defined on pages 142 of the NatWest Group 2021 Annual Report and Form 20-F Information included as Exhibit 15.2 to this Form 20-F) are used. The fair value of the award is recognised as services are provided over the vesting period.

Sharesave	2021		2020		2019
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	1.64	96	2.01	84	2.18	75
Granted	1.80	24	1.12	35	1.78	25
Exercised	1.76	(10)	1.83	—	2.83	(4)
Cancelled	2.02	(15)	2.20	(23)	2.25	(12)
At 31 December	1.61	95	1.64	96	2.01	84

Options are exercisable within six months of vesting; 6.0 million options were exercisable at 31 December 2021 ( 2020 - 6.3 million; 2019 - 3.2 million). The weighted average share price at the date of exercise of options was £2.19 (2020 - £1.57; 2019 - £2.49). At 31 December 2021, exercise prices ranged from £1.12 to £2.27 (2020 - £1.12 to £ 2.27; 2019 - £1.68 to £2.91) and the remaining average contractual life was 2.1 years (2020 - 2.3 years; 2019 - 2.7 years ). The fair value of options granted in 2021 was £ 17 million (2020 - £8 million; 2019 - £11 million).

Deferred performance awards	2021		2020		2019
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	169	77	196	76	233	92
Granted	61	32	109	67	110	42
Forfeited	(10)	(5)	(5)	(2)	(10)	(4)
Vested	(88)	(39)	(131)	(64)	(137)	(54)
At 31 December	132	65	169	77	196	76

The awards granted in 2021 vest in equal tranches on their anniversaries, predominantly over three years.

Long-term incentives	2021			2020			2019
	Value at	Shares	Options	Value at	Shares	Options	Value at	Shares	Options
	grant	awarded	over shares	grant	awarded	over shares	grant	awarded	over shares
	£m	(million)	(million)	£m	(million)	(million)	£m	(million)	(million)
At 1 January	50	24	—	63	25	—	85	32	2
Granted	6	3	—	14	10	—	15	6	—
Vested/exercised	(12)	(6)	—	(17)	(7)	—	(12)	(4)	—
Lapsed	—	—	—	(10)	(4)	—	(25)	(9)	(2)
At 31 December	44	21	—	50	24	—	63	25	—

The market value of awards vested/exercised in 2021 was £13 million (2020 - £ 13 million; 2019- £10 million). There are no vested options of shares exercisable up to 2022 (2020 - nil; 2019 - nil).

3 Operating expenses continued

Bonus awards

The following tables analyse NatWest Group’s bonus awards for 2021.

	2021	2020	Change
	£m	£m	%
Non-deferred cash awards (1)	38	35	9%
Deferred cash awards	214	111	93%
Deferred share awards	49	60	(18)%
Total deferred bonus awards	263	171	54%
Total bonus awards (2)	301	206	46%

Bonus awards as a % of operating profit before tax (3)	7%	(83)%
Proportion of bonus awards that are deferred	87%	83%
of which
- deferred cash awards	81%	65%
- deferred share awards	19%	35%

	2021	2020	2019
Reconciliation of bonus awards to income statement charge	£m	£m	£m
Bonus awarded	301	206	307
Less: deferral of charge for amounts awarded for current year	(99)	(77)	(110)
Income statement charge for amounts awarded in current year	202	129	197

Add: current year charge for amounts deferred from prior years	80	114	127
Less: forfeiture of amounts deferred from prior years	(15)	(11)	(25)
Income statement charge for amounts deferred from prior years	65	103	102

Income statement charge for bonus awards (2)	267	232	299

(1)	Non-deferred cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance related compensation.
(3)	Operating profit before tax and bonus expense.

	Actual			Expected
					2023
	2019	2020	2021	2022	and beyond
Year in which income statement charge is expected to be taken for deferred bonus awards	£m	£m	£m	£m	£m
Bonus awards deferred from 2019 and earlier	127	114	28	11	6
Bonus awards deferred from 2020	—	—	52	8	7
Less: forfeiture of amounts deferred from prior years	(25)	(11)	(15)	—	—
Bonus awards for 2021 deferred	—	—	—	86	13
	102	103	65	105	26